Financial Instruments (Schedule of Statement of Fair value of Other Financial Assets and Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Level 1 [Member]
Non-current liabilities:
Debentures	€ 43,542	€ 73,211
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities	43,542	73,211
Level 2 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)	165,104	94,677
Total fair value of other financial liabilities	165,104	94,677
Level 3 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	44,679	71,584
Loans from banks and others (including current maturities)	164,692	93,320
Total fair value of other financial liabilities	€ 209,371	€ 164,904
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1%, annual interest of Euribor with a margin (expected to be 1.76%), annual interest of 6 month Euribor with margin of 2%- 2.75% and 4.65% Linkage to Consumer Price Index in Israel.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel.